Debt - Summary of Balances of Debt - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 29, 2017	Jun. 14, 2017	Apr. 30, 2017	Feb. 28, 2017	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total Debt					$ 1,800		$ 1,800	$ 41,807	$ 3,650
Mortgage payment extended date							Jul. 30, 2018
Future minimum principal payment					1,100		$ 1,100
Future minimum principal payment					500		500
Convertible bonds		$ 24,000						16,129
Amount converted to common stock		68,000					98,929
Convertible debt carrying value		$ 55,800
Shares issued in conversion		7,727,273
Loss on embedded derivative feature from convertible bond							15,411	533
Convertible debt fair value					$ 0	$ 5,100	0	8,300
Loss due to changes in the derivative liability							$ 15,400	$ 500
IPO
Debt Instrument [Line Items]
Common stock share price					$ 11.00		$ 11.00
Common Stock | IPO
Debt Instrument [Line Items]
Common stock share price					$ 11.00		$ 11.00
Convertible Bonds
Debt Instrument [Line Items]
Convertible debt carrying value		$ 55,800
Convertible bonds, aggregate principal value	$ 7,000	$ 68,000
Common stock discount rate	20.00%
Convertible Bonds | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion	795,455	7,727,273
Convertible Bonds | Common Stock | IPO
Debt Instrument [Line Items]
Shares issued upon conversion							8,522,728
Common stock share price	$ 11
License Agreement | Hanmi
Debt Instrument [Line Items]
Convertible bonds						7,000
License upfront fees payable						$ 7,000
License Agreement | Hanmi | Bond
Debt Instrument [Line Items]
Interest rate						10.00%
Promissory note maturity, ending date						Oct. 01, 2018
Loss on embedded derivative feature from convertible bond					$ 6,500
License Agreement | Hanmi | Convertible Bonds
Debt Instrument [Line Items]
Interest rate						10.00%
Convertible bonds, aggregate principal value	$ 7,000					$ 7,000
Common stock discount rate	20.00%
License Agreement | Hanmi | Convertible Bonds | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion	795,455
License Agreement | Hanmi | Convertible Bonds | Common Stock | IPO
Debt Instrument [Line Items]
Common stock share price	$ 11
Convertible Bonds
Debt Instrument [Line Items]
Interest rate			10.00%	10.00%
Promissory note maturity, ending date			Apr. 20, 2019	Oct. 01, 2018			Oct. 01, 2018	Oct. 01, 2018
Convertible bonds issued by company					$ 75,000		$ 75,000	$ 75,000
Convertible bonds, aggregate principal value			$ 20,000	$ 10,000
Promissory Note
Debt Instrument [Line Items]
Promissory note maturity term							36 months
Interest rate					6.00%		6.00%
Promissory note maturity, ending date							Jun. 01, 2018